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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one):   [_] is a restatement
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Liberty Mutual Group Inc.

Address: 175 Berkeley Street
         Boston, Massachusetts 02116

Form 13F File Number: 028-14030

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott D. Fitzhenry

Title:   Chief Compliance Officer, Investments

Phone:   617-357-9500

Signature, Place and Date of Signing:

/s/ Scott D. Fitzhenry  Boston, Massachusetts  November 14, 2011
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* Liberty Mutual Group Inc. will no longer file the Form 13F Holding Report (028-14030) for the 3rd Quarter ending 9/30/2011. The Form 13F Holding Report will be filed by its subsidiary Liberty Mutual Group Asset Management Inc. going forward on behalf of the Liberty Mutual Group of companies.

Report Type (Check one.):

[_] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name

    028-____________________   Liberty Mutual Group Asset Management Inc.

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